17. RELATED PARTIES TRANSACTIONS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CIESA/TGS
Disclosure of transactions between related parties [line items]
Dividends received	$ 56	$ 18	$ 0
OCP
Disclosure of transactions between related parties [line items]
Dividends received	14	0	0
Oldeval
Disclosure of transactions between related parties [line items]
Dividends received	0	1	0
Citelec
Disclosure of transactions between related parties [line items]
Dividends received	17	0	0
Total related parties
Disclosure of transactions between related parties [line items]
Dividends received	$ 87	$ 19	$ 0